Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Note 19 - Defined Contribution And Benefit Plans Tables
Compensation Retirement Benefits Actuarial valuation

The following table sets forth the Plan’s funded status and pension amounts recognized as at December 31, 2010, 20111 mer accounted form 10% of eased from 95.8% to 100%.insd)ch to completely pay off the term loan by end of February 2013. o2011 and 2012 based on the latest actuarial valuation:

	2010	2011	2012

Change in benefit obligation:
Benefit obligation at beginning of year	$2,012	$2,761	$2,935
Foreign currency translation adjustments	285	(136)	110
Service cost	302	181	192
Interest cost	223	106	128
Benefits paid	(61)	(219)	(1,038)
Actuarial loss	–	244	153
Prior service cost	–	–	2,973
Curtailment	–	(2)	–
Other adjustment	–	–	387
Benefit obligation at end of year	$2,761	$2,935	$5,840

Change in plan assets:
Fair value of plan assets at beginning of year	$–	$–	$–
Employer’s contribution
Fair value of plan assets at end of year	$–	$–	$–
Funded status	$(2,761)	$(2,935)	$(5,840)
Unrealized net transition obligation	–	–	–
Unrecognized net actuarial loss (gain)	–	–	–
Accrued benefit cost	$(2,761)	$(2,935)	$(5,840)

Components of net periodic benefit cost:
Service cost	$302	$181	$192
Interest cost	223	106	128
Amortizations of:
Unrecognized net prior service cost (credit)	(8)	(8)	(7)
Unrecognized actuarial loss	22	9	151
Other adjustment	–	–	387
Net periodic benefit cost	$539	$288	$851

Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	$669	$602	$748
Prior service (credit) cost	(129)	7	2,862
Total recognized in other comprehensive loss	$540	$609	$3,610

Assumptions used in actuarial present value of the projected benefit obligations

The significant assumptions used in determining the actuarial present value of the projected benefit obligations as of December 31, 2011 and 2012 are as follows:

	2011	2012
Discount Rate	4.2%	4.0%
Rate of Increase in Compensation Levels	6.0% - 8.00%	6.0%
Employee turnover rates:-
Prior to age 35	4.0% - 15.0%	4.0% - 15.0%
Age 35 to 50	2.0% - 7.0%	2.0% - 7.0%
Age 51 to 60	0.0% - 2.0%	0.0% - 2.0%

Future expected service pension benefit payments

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year ended December 31
2013	$453
2014	21
2015	619
2016	254
2017	301
2018 - 2022	2,248
$3,896